PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Housing loans to employees guaranteed by RPL	$ 181	$ 228
Advances to employees	3,440	3,524
Prepayments to business partners	16,443	21,187
Interest receivables	455	326
Due from agents on option exercised	(66)	879
Due from agents on option exercised	2,598	1,317
Bridge loans in connection with ongoing investments	1,961	8,074
Prepayment for Inventory	10,498	479
Unsecured interest-free loans to related parties	5,848	4,902
Others	2,778	1,845
Total	$ 44,136	$ 42,761